Accumulated Other Comprehensive Income - Accumulated Other Comprehensive Income in Equity Section of Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Class of Stock [Line Items]
Defined Benefit Pension Plans	$ (613)		$ 146		$ (70)
Net Unrealized Gain (loss) on Securities	(158)		158
Foreign Currency Translation	(917)		1,404		5,007
Hedging	1				3
Other comprehensive income (loss), net of tax	(1,687)		1,708		4,940
Defined Benefit Plans, Beginning Balance	(1,358)		(1,504)		(1,434)
Net Unrealized Gain on Securities, Beginning Balance	158
Foreign Currency Translation, Beginning Balance	6,140		4,736		(240)
Hedging, Beginning Balance	(7)		(7)		(10)
Accumulated Other Comprehensive Income, Beginning Balance	4,933	[1]	3,225		(1,684)
Other					(31)
Other					(31)
Defined Benefit Plans, Ending Balance	(1,971)		(1,358)		(1,504)
Net Unrealized Gain on Securities, Ending Balance			158
Foreign Currency Translation, Ending Balance	5,223		6,140		4,736
Hedging, Ending Balance	(6)		(7)		(7)
Accumulated Other Comprehensive Income (loss), Ending Balance	$ 3,246	[1]	$ 4,933	[1]	$ 3,225

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.